RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Disclosure of related party [text block] [Abstract]
RELATED PARTY TRANSACTIONS
39 RELATED PARTY TRANSACTIONS
Key management personnel
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of an entity; the Group’s key management personnel are the members of the Lloyds Banking Group plc Group Executive Committee together with its Non-Executive Directors.
The table below details, on an aggregated basis, key management personnel compensation:

	2020	2019	2018
	£m	£m	£m
Compensation
Salaries and other short-term benefits	12	14	13
Post-employment benefits	—	—	—
Share-based payments	12	14	17
Total compensation	24	28	30
The aggregate of the emoluments of the directors was £11.8 million (2019: £11.7 million; 2018: £12.2 million).
Aggregate company contributions in respect of key management personnel to defined contribution pension schemes were £nil (2019: £nil; 2018: £nil).
The total for the highest paid director (Juan Colombás) was £4,169,000 (2019: (António Horta-Osório): £4,078,000; 2018: (António Horta-Osório): £5,472,000); this did not include any gain on exercise of Lloyds Banking Group plc shares in any year.

	2020	2019	2018
	million	million	million
Share options over Lloyds Banking Group plc shares
At 1 January	—	—	1
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	—	—	—
Exercised/lapsed (includes entitlements of former key management personnel)	—	—	(1)
At 31 December	—	—	—

	2020	2019	2018
	million	million	million
Share plans settled in Lloyds Banking Group plc shares
At 1 January	101	84	82
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	46	46	39
Exercised/lapsed (includes entitlements of former key management personnel)	(30)	(29)	(37)
At 31 December	117	101	84
The tables below detail, on an aggregated basis, balances outstanding at the year end and related income and expense, together with information relating to other transactions between the Group and its key management personnel:

	2020	2019	2018
	£m	£m	£m
Loans
At 1 January	2	2	2
Advanced (includes loans of appointed key management personnel)	—	1	1
Repayments (includes loans of former key management personnel)	—	(1)	(1)
At 31 December	2	2	2
The loans are on both a secured and unsecured basis and are expected to be settled in cash. The loans attracted interest rates of between 0.39 per cent and 24.20 per cent in 2020 (2019: 6.45 per cent and 24.20 per cent; 2018: 6.70 per cent and 24.20 per cent).
No provisions have been recognised in respect of loans given to key management personnel (2019 and 2018: £nil).

	2020	2019	2018
	£m	£m	£m
Deposits
At 1 January	23	20	20
Placed (includes deposits of appointed key management personnel)	26	44	33
Withdrawn (includes deposits of former key management personnel)	(38)	(41)	(33)
At 31 December	11	23	20
Deposits placed by key management personnel attracted interest rates of up to 2.0 per cent (2019: 3.0 per cent; 2018: 3.5 per cent).
At 31 December 2020, the Group did not provide any guarantees in respect of key management personnel (2019 and 2018: none).
At 31 December 2020, transactions, arrangements and agreements entered into by the Group and its banking subsidiaries with directors and connected persons included amounts outstanding in respect of loans and credit card transactions of £0.6 million with five directors and two connected persons (2019: £0.6 million with five directors and two connected persons; 2018: £0.5 million with five directors and two connected persons).
Balances and transactions with fellow Lloyds Banking Group undertakings
Balances and transactions between members of the Lloyds Bank Group
In accordance with IFRS 10 Consolidated Financial Statements, transactions and balances between the Bank and its subsidiary undertakings, and between those subsidiary undertakings, have all been eliminated on consolidation and thus are not reported as related party transactions of the Group.
The Bank, as a result of its position as parent of a banking group, has a large number of transactions with various of its subsidiary undertakings; these are included on the balance sheet of the Bank as follows:

	2020	2019
	£m	£m
Assets, included within:
Derivative financial instruments	7,077	8,546
Financial assets at fair value through profit or loss	1,203	—
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	128,241	200,696
	136,521	209,242
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	33,170	105,075
Financial liabilities at fair value through profit or loss	—	43
Derivative financial instruments	4,738	7,102
Debt securities in issue	20	—
	37,928	112,220
Due to the size and volume of transactions passing through these accounts, it is neither practical nor meaningful to disclose information on gross inflows and outflows. During 2020 the Bank earned interest income on the above asset balances of £1,995 million (2019: £2,491 million; 2018: £2,305 million) and incurred interest expense on the above liability balances of £336 million (2019: £655 million; 2018: £545 million).
In addition, the Bank raised recharges of £1,403 million (2019: £1,461 million; 2018: £1,315 million) on its subsidiaries in respect of costs incurred and also received fees of £56 million (2019: £62 million; 2018: £146 million), and paid fees of £26 million (2019: £57 million; 2018: £151 million), for various services provided between the Bank and its subsidiaries.
Details of contingent liabilities and commitments entered into on behalf of fellow Lloyds Banking Group undertakings are given in note 40.
Balances and transactions with Lloyds Banking Group plc and fellow subsidiaries of the Bank
The Bank and its subsidiaries have balances due to and from the Bank’s parent company, Lloyds Banking Group plc and fellow subsidiaries of the Bank. These are included on the balance sheet as follows:

	The Group		The Bank
	2020	2019	2020	2019
	£m	£m	£m	£m
Assets, included within:
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	738	1,854	530	1,581
Derivative financial instruments	690	591	690	591
	1,428	2,445	1,220	2,172
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	6,875	4,893	6,666	4,696
Financial liabilities at fair value through profit or loss	—	1	1,121	1
Derivative financial instruments	1,424	1,986	972	1,547
Debt securities in issue	12,686	11,181	11,551	11,136
Subordinated liabilities	4,599	3,663	4,745	3,641
	25,584	21,724	25,055	21,021
These balances include Lloyds Banking Group plc’s banking arrangements and, due to the size and volume of transactions passing through these accounts, it is neither practical nor meaningful to disclose information on gross inflows and outflows. During 2020 the Group earned £5 million and the Bank earned £5 million interest income on the above asset balances (2019: Group £20 million, Bank £20 million; 2018: Group £166 million, Bank £142 million); the Group incurred £478 million and the Bank incurred £461 million interest expense on the above liability balances (2019: Group £520 million, Bank £509 million; 2018: Group £370 million, Bank £334 million).
Other related party transactions
Pension funds
The Group provides banking services to certain of its pension funds. At 31 December 2020, customer deposits of £151 million (2019: £169 million) related to the Group’s pension funds.
Joint ventures and associates
At 31 December 2020 there were loans and advances to customers of £28 million (2019: £75 million) outstanding and balances within customer deposits of £73 million (2019: £5 million) relating to joint ventures and associates.
During the year the Group paid fees of £7 million (2019: £2 million) to the Lloyds Banking Group's Schroders Personal Wealth joint venture and also made a payment of £20 million under the terms of an Operating Margin Guarantee put in place as part of the agreements for the establishment of the joint venture.